Other reserves (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Balance at Beginning	¥ 8,461,637	¥ 6,151,453	¥ 1,200,376
Other comprehensive income
-Foreign currency translation differences	(608,427)	78,775	396,520
-Fair value changes on financial assets at fair value through other comprehensive income	(39)	40
Share premium from issuance of ordinary shares	2,697,674	192,082	4,730,375
Share premium from issuance of ordinary shares upon initial public offering		2,007,028
Sharebased payments -Value of employee services	89,652	76,364	7,751
Recognition of redemption liability to acquire non-controlling interests (Note 35)		(44,105)	(183,569)
- Vesting of shares under Restricted Share Unit Scheme	(566)
Balance at Ending	10,639,931	8,461,637	6,151,453
Recapitalization reserve
Disclosure of reserves within equity [line items]
Balance at Beginning	1,200,000	1,200,000	1,200,000
Other comprehensive income
Balance at Ending	1,200,000	1,200,000	1,200,000
Share premium
Disclosure of reserves within equity [line items]
Balance at Beginning	6,929,485	4,730,375
Other comprehensive income
Share premium from issuance of ordinary shares	2,697,674	192,082	4,730,375
Share premium from issuance of ordinary shares upon initial public offering		2,007,028
Balance at Ending	9,627,159	6,929,485	4,730,375
Sharebased compensation reserve
Disclosure of reserves within equity [line items]
Balance at Beginning	84,491	8,127	376
Other comprehensive income
Sharebased payments -Value of employee services	89,652	76,364	7,751
- Vesting of shares under Restricted Share Unit Scheme	(566)
Balance at Ending	173,577	84,491	8,127
Foreign currency translation differences
Disclosure of reserves within equity [line items]
Balance at Beginning	475,295	396,520
Other comprehensive income
-Foreign currency translation differences	(608,427)	78,775	396,520
Balance at Ending	(133,132)	475,295	396,520
Others
Disclosure of reserves within equity [line items]
Balance at Beginning	(227,634)	(183,569)
Other comprehensive income
-Fair value changes on financial assets at fair value through other comprehensive income	(39)	40
Recognition of redemption liability to acquire non-controlling interests (Note 35)		(44,105)	(183,569)
Balance at Ending	¥ (227,673)	¥ (227,634)	¥ (183,569)